INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Components of Income Tax Expense	The components of income tax expense are as follows:

	Years Ended December 31,
	2019	2018
Current	$—	$—
Deferred	569,460	823,285

	$569,460	$823,285

Schedule of Income Tax Expense and Amount Computed by Applying Statutory Federal Income Taxes Rate to Income Before Taxes

The Company’s income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended
	December 31,
	2019	2018
Income tax expense at statutory federal rate	$508,108	$678,178
State tax expense	96,118	139,989
Other items	(34,766)	(19,189)
Adjustment due to change in tax rates	—	24,307

Income tax expense	$569,460	$823,285

Schedule of Net Deferred Taxes

The components of deferred income taxes are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Loan loss reserves	$128,032	$107,163
Deferred compensation	45,896	43,319
Foreclosed assets	39,650	97,047
Net operating losses	2,375,742	2,907,200
Depreciation	22,068	30,419
Other	2,160	—
Securities available for sale	—	97,516

	2,613,548	3,282,664
Deferred tax liabilities:
Securities available for sale	56,753	—

	56,753	—
Net deferred tax assets	$2,556,795	$3,282,664